Short-Term Loans - Schedule of Short-Term Loans (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Schedule of Short-Term Loans [Line Items]
Total short-term loans	$ 1,954,007	$ 2,785,965
Short-Term Debt [Member] | Zhejiang Yiwu Rural Commercial Bank [Member]
Schedule of Short-Term Loans [Line Items]
Total short-term loans	853,555	849,123
Short-Term Debt [Member] | Ning Bo Bank [Member]
Schedule of Short-Term Loans [Line Items]
Total short-term loans	1,100,452	1,235,087
Short-Term Debt [Member] | China Merchants Bank [Member]
Schedule of Short-Term Loans [Line Items]
Total short-term loans		589,474
Short-Term Debt [Member] | Zhejiang Mingtai Commercial Bank [Member]
Schedule of Short-Term Loans [Line Items]
Total short-term loans		$ 112,281